			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: 332796



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      327     4200 SH       SOLE                     4200
AT&T Corp                      COM              00206r102      321     8991 SH       SOLE                     8991
Allied Capital Corp            COM              01903Q108      541    16545 SH       SOLE                    16545
Altria Group Inc.              COM              02209S103      259     3018 SH       SOLE                     3018
American International Group   COM              026874107      548     7645 SH       SOLE                     7645
Amgen Inc                      COM              031162100      816    11945 SH       SOLE                    11945
Auto Data Processing           COM              053015103      203     4125 SH       SOLE                     4125
Autodesk, Inc.                 COM              052769106     7131   176260 SH       SOLE                   176260
B J Services Company           COM              055482103     2946   100480 SH       SOLE                   100480
BP P.L.C.                      COM              055622104      632     9420 SH       SOLE                     9420
Bank Of America Corp           COM              060505104      201     3765 SH       SOLE                     3765
Bellsouth Corp                 COM              079860102      448     9514 SH       SOLE                     9514
Berkshire Hathaway Cl B        COM              084670207    10892     2971 SH       SOLE                     2971
Caspen Oil Inc                 COM              147621106        0    11000 SH       SOLE                    11000
Chevron                        COM              166764100    13282   180628 SH       SOLE                   180628
Chicos Fas Inc                 COM              168615102      261    12630 SH       SOLE                    12630
Cisco Systems                  COM              17275R102      363    13273 SH       SOLE                    13273
Citigroup Inc.                 COM              172967101    11267   202282 SH       SOLE                   202282
Coca Cola Co                   COM              191216100      280     5794 SH       SOLE                     5794
Colgate-Palmolive Co           COM              194162103    10637   163045 SH       SOLE                   163045
Commerce Bancshares Inc        COM              200525103      439     9065 SH       SOLE                     9065
Connocophillips                COM              20825C104      552     7677 SH       SOLE                     7677
Costco Wholesale Corp          COM              22160k105     5697   107750 SH       SOLE                   107750
Cree Inc                       COM              225447101      209    12060 SH       SOLE                    12060
DJ US Basic Materials Index    COM              464287838    12279   207831 SH       SOLE                   207831
Devon Energy Corp New          COM              25179M103      201     2995 SH       SOLE                     2995
Disney Walt Co                 COM              254687106      355    10355 SH       SOLE                    10355
E M C Corp Mass Comm           COM              268648102      437    33080 SH       SOLE                    33080
Emerson Electric               COM              291011104      208     4718 SH       SOLE                     4718
Exxon Mobil Corp               COM              30231g102    12926   168687 SH       SOLE                   168687
Fifth Third Bancorp            COM              316773100      726    17734 SH       SOLE                    17734
Franklin Street Properties     COM              35471R106      473    22480 SH       SOLE                    22480
General Electric               COM              369604103    11253   302421 SH       SOLE                   302421
Gentex Corp                    COM              371901109      372    23930 SH       SOLE                    23930
Graphic Packaging Corp New     COM              388688103     1285   296682 SH       SOLE                   296682
Home Depot                     COM              437076102     1106    27529 SH       SOLE                    27529
I Shares Dow Jones US Energy   COM              464287796     1034    10150 SH       SOLE                    10150
I Shares Dow Jones US Telecom  COM              464287713     1761    59380 SH       SOLE                    59380
I Shares Msci Japan Index      COM              464286848      741    52145 SH       SOLE                    52145
I Shares S&P 500 Index         COM              464287200     1068     7520 SH       SOLE                     7520
I Shares S&P 600 Small Cap     COM              464287804     1840    27885 SH       SOLE                    27885
I Shares Trust DJ US Healthcar COM              464287762     1529    23053 SH       SOLE                    23053
I Shares Trust Dow Jones Selec COM              464287168    25537   361053 SH       SOLE                   361053
I-Shares S&P 500 Barra Growth  COM              464287309    23780   366290 SH       SOLE                   366290
Illinois Tool Works Inc        COM              452308109     6151   133160 SH       SOLE                   133160
Ingersoll-Rand Company         COM              G4776G101      316     8065 SH       SOLE                     8065
Intel Corp                     COM              458140100      340    16801 SH       SOLE                    16801
International Speedway Class A COM              460335201     3365    65935 SH       SOLE                    65935
Intl Business Machines         COM              459200101      615     6327 SH       SOLE                     6327
J P Morgan Chase & Co          COM              46625h100      244     5053 SH       SOLE                     5053
Johnson & Johnson              COM              478160104    10821   163909 SH       SOLE                   163909
Kimberly-Clark                 COM              494368103     9464   139274 SH       SOLE                   139274
Kinder Morgan Energy LP Unit L COM              494550106      304     6343 SH       SOLE                     6343
Kinetic Concepts Inc           COM              49460w208     3477    87905 SH       SOLE                    87905
L-3 Communications Holdings    COM              502424104    10178   124454 SH       SOLE                   124454
Lowes Companies Inc            COM              548661107     6195   198870 SH       SOLE                   198870
Lyondell Chemical Company      COM              552078107      153     5965 SH       SOLE                     5965
McCormick & Company, Inc.      COM              579780206      220     5700 SH       SOLE                     5700
Medtronic Inc                  COM              585055106      302     5640 SH       SOLE                     5640
Microsoft Corp                 COM              594918104      995    33308 SH       SOLE                    33308
Molson Coors Brewing CO        COM              60871r209    30439   398207 SH       SOLE                   398207
Northrop Grumman               COM              666807102      689    10176 SH       SOLE                    10176
Pepsico                        COM              713448108     9918   158567 SH       SOLE                   158567
Petsmart Inc                   COM              716768106     7103   246111 SH       SOLE                   246111
Pfizer Inc                     COM              717081103     3171   122435 SH       SOLE                   122435
PowerShares Dynamic Software P COM              73935x773     6748   351100 SH       SOLE                   351100
Powershares Dynamic Large Cap  COM              73935x609      468    27990 SH       SOLE                    27990
Procter & Gamble               COM              742718109      962    14971 SH       SOLE                    14971
PwrShrs Dynamic Energy Explr & COM              73935x658     1272    67480 SH       SOLE                    67480
Qualcomm Inc                   COM              747525103     7013   185584 SH       SOLE                   185584
Redwood Trust Inc              COM              758075402      241     5000 SH       SOLE                     5000
Rite Aid Corporation           COM              767754104      106    19400 SH       SOLE                    19400
Royal Dutch Shell PLC - ADR A  COM              780259206      232     3275 SH       SOLE                     3275
S&P 500 Barra Value Index - I  COM              464287408      957    12450 SH       SOLE                    12450
S&P Midcap 400 Index           COM              464287507    26786   334120 SH       SOLE                   334120
The Charles Schwab Corp        COM              808513105      286    14811 SH       SOLE                    14811
The St Paul Travelers Companie COM              792860108      211     3930 SH       SOLE                     3930
United Parcel Service          COM              911312106     9170   122295 SH       SOLE                   122295
Verizon Communications         COM              92343v104      440    11823 SH       SOLE                    11823
Walmart Stores Inc             COM              931142103      256     5549 SH       SOLE                     5549
Wells Fargo                    COM              949746101     4974   139873 SH       SOLE                   139873
Westamerica Bancorporation     COM              957090103      398     7860 SH       SOLE                     7860
Wyeth                          COM              983024100      227     4462 SH       SOLE                     4462
Zebra Technologies Corp - Clas COM              989207105      225     6475 SH       SOLE                     6475
Eaton Vance Tax-Mngd Buy-write                  27828x100      204     9650 SH       SOLE                     9650